Commitments and Contingencies - Maturity of Operating Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee Disclosure [Abstract]
2021	$ 1,619
2022	1,796
2023	1,856
2024	1,911
2025	1,969
Thereafter	2,523
Total lease payments	11,674
Less: imputed interest	(2,748)
Present value of operating lease liabilities	8,926
Operating lease liabilities, current	882
Operating lease liabilities, noncurrent	$ 8,044